Series C Preferred Stock (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Jul. 05, 2017	Jun. 30, 2017	Nov. 16, 2015
Series C Preferred Stock
Date Articles of Incorporation Amended			Nov. 13, 2015
Series C Preferred Authorized			2,000,000
Series C Preferred Shares bears interest at a rate per annum					12.00%		110760700.00%
Holder converted note and interest in exchange for same number of Preferred C Shares.					$ 1,000,000
Company issued shares of common stock to acquire assets of Dollar Shots Club					1,200
Each Series C Preferred Share can be converted in to Shares of Common Stock							50
Shares Outstanding						1,107,607
Interest expense on series c preferred	$ 43,506	$ 158,836		$ 121,598